Financial instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 1 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 0
Level 1 | Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	0
Level 1 | Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Investment in Sensible Medical
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 1 | Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Level 2 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 2 | Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 2 | Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Investment in Sensible Medical
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 2 | Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Level 3 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		546
Level 3 | Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	872	1,496
Level 3 | Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,176	2,035
Level 3 | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,201
Level 3 | Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,655
Level 3 | Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	649
Level 3 | Investment in Sensible Medical
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0
Level 3 | Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 11,909